Subsequent Events (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash	$ 8,655,761	$ 0	$ 291,971	$ 659,764	$ 43,704
Current assets	21,748,744	4,949,881		4,016,833
Non-current assets		1,816,846
Total assets	23,250,785	6,766,727		5,046,128
Liabilities and Stockholders’ Deficit
Current liabilities	10,641,490	16,520,456		17,710,100
Non-current liabilities		4,523
Total Liabilities	10,641,490	16,524,979		18,017,340
Stockholders’ Deficit:
Common Stock	7,767	2,778		713
Treasury Stock, at cost	564,515	460,978		0
Additional paid-in capital	87,061,004	54,817,341		32,184,756
Accumulated deficit	(73,893,265)	(64,109,476)		(45,156,681)
Accumulated other comprehensive income	(1,841)	(7,917)		0
Total Stockholders’ Deficit	12,609,295	(9,758,252)		(12,971,212)	(1,744,667)
Total Liabilities and Stockholders’ Deficit	23,250,785	6,766,727		5,046,128
Scenario, Adjustment [Member]
Assets:
Cash		6,296,669
Current assets		0
Non-current assets		0
Total assets		6,296,669
Liabilities and Stockholders’ Deficit
Current liabilities		(8,238,165)
Non-current liabilities		0
Total Liabilities		(8,238,165)
Stockholders’ Deficit:
Common Stock		2,972
Treasury Stock, at cost		0
Additional paid-in capital		16,698,755
Accumulated deficit		(2,167,217)
Accumulated other comprehensive income		0
Total Stockholders’ Deficit		14,534,834
Total Liabilities and Stockholders’ Deficit		6,296,669
Pro Forma [Member]
Assets:
Cash		6,296,669
Current assets		4,949,881
Non-current assets		1,816,846
Total assets		13,063,396
Liabilities and Stockholders’ Deficit
Current liabilities		8,282,291
Non-current liabilities		4,523
Total Liabilities		8,286,814
Stockholders’ Deficit:
Common Stock		5,750
Treasury Stock, at cost		(460,978)
Additional paid-in capital		71,516,096
Accumulated deficit		(66,276,693)
Accumulated other comprehensive income		(7,917)
Total Stockholders’ Deficit		4,776,582
Total Liabilities and Stockholders’ Deficit		13,063,396
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, Value	0	0		0
Series A Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series A Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, Value	0	0		0
Series B Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series B Preferred Stock [Member] | Pro Forma [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series C Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, Value	0	0		0
Series C Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series C Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders’ Deficit:
Preferred Stock, Value		0
Series D Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, Value	145	0
Series D Convertible Preferred Stock [Member] | Scenario, Adjustment [Member]
Stockholders’ Deficit:
Preferred Stock, Value		324
Series D Convertible Preferred Stock [Member] | Pro Forma [Member]
Stockholders’ Deficit:
Preferred Stock, Value		$ 324